Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 2,032	$ 3,820	$ 789
Research and development expenses	(10,976)	(6,075)	(5,106)
General and administrative expenses	(3,063)	(3,159)	(2,868)
Operating loss	(12,007)	(5,414)	(7,185)
Other income			769
Total Financial income (expense), net	(618)	(1,153)	1,603
Loss before taxes on income	(12,625)	(6,567)	(4,813)
Taxes on income		(4)	(29)
Net loss	$ (12,625)	$ (6,571)	$ (4,842)
Basic and diluted net loss per share	$ (0.14)	$ (0.17)	$ (0.14)
Other comprehensive loss:
Adjustment arising from translating financial statements from functional currency to presentation currency			$ 636
Total comprehensive loss	(12,625)	(6,571)	(4,206)
Net loss Attributable to:
Equity holders of the Company	(12,625)	(6,571)	(4,748)
Non-controlling interests			(94)
Net loss Attributable total	(12,625)	(6,571)	(4,842)
Total comprehensive loss attributable to:
Equity holders of the Company	(12,625)	(6,571)	(4,112)
Non-controlling interests			(94)
Total comprehensive loss attributable	$ (12,625)	$ (6,571)	$ (4,206)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	85,909,859	38,902,214	32,525,138